Additional Financial Information - Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance Foreign currency translation adjustments	$ (41.1)	$ (38.9)	$ (38.9)	$ (34.3)	$ (38.8)
Other comprehensive loss	1.8	(3.7)	(2.2)	(4.6)	4.5
Reclassifications to net loss	0.0	0.0	0.0	0.0	0.0
Ending Balance Foreign currency translation adjustments	(39.3)	(42.6)	(41.1)	(38.9)	(34.3)
Beginning Balance Net unrealized gain (loss) on cash flow hedges	142.6	49.1	49.1	(68.1)	(187.1)
Other comprehensive loss	17.4	95.2	82.8	68.2	70.9
Reclassifications to net loss	(23.5)	16.3	10.7	49.0	48.1
Ending Balance Net unrealized gain (loss) on cash flow hedges	136.5	160.6	142.6	49.1	(68.1)
Beginning Balance Total	101.5	10.2	10.2	(102.4)	(225.9)
Other comprehensive loss	19.2	91.5	80.6	63.6	75.4
Reclassifications to net loss	(23.5)	16.3	10.7	49.0	48.1
Ending Balance Total	$ 97.2	$ 118.0	$ 101.5	$ 10.2	$ (102.4)